SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION [Text Block]

14. SHARE-BASED COMPENSATION

Stock options

Options to acquire common shares are granted to officers and employees from time to time under the Company's Stock Option Plan. Options granted under this plan are to be settled through the issuance of new common shares of the Company and have a maximum term of ten years to expiry. The vesting schedule is determined at the discretion of the Company's Board of Directors; however, options typically vest in equal tranches over a four year period starting on the first anniversary of the grant date. Each option granted permits the holder to purchase one common share of the Company at the stated exercise price. The exercise price is equal to the market value of the shares on the grant date as determined by the Company's Board of Directors.

The following table summarizes information regarding stock options outstanding at December 31, 2022:

Number of Options (000's)
Balance at December 31, 2020	12,219
Expired	(1,339)
Forfeited	(177)
Balance at December 31, 2021	10,703
Expired	(193)
Balance at December 31, 2022	10,510

Exercisable at December 31, 2022	10,460

Restricted share units

Under the Company's Restricted Share Unit Plan, RSUs are awarded to officers and employees from time to time. The RSUs granted under this plan are to be settled through the issuance of common shares of the Company and have a maximum term of five years to expiry. The vesting schedule is determined at the discretion of the Company's Board of Directors; however, RSUs typically vest in equal tranches over a four year period starting on the first anniversary of the grant date. During the year ended December 31, 2021, HHR granted an annual issuance of RSUs to its officers and employees that cliff vested on April 1, 2022. Each RSU granted permits the holder to purchase one common share of the Company for $0.01 per share.

The following table summarizes information regarding RSUs outstanding at December 31, 2022:

Number of RSUs (000's)
Balance at December 31, 2020	18,273
Granted	43,380
Exercised	(110)
Expired	(1,693)
Forfeited	(4,872)
Balance at December 31, 2021	54,978
Granted	30,531
Exercised	(1,413)
Expired	(313)
Forfeited	(187)
Balance at December 31, 2022	83,596

Exercisable at December 31, 2022	60,962

Performance shares

Under the Company's Performance Share Plan, performance shares are directly allocated to directors, officers and employees from time to time at nil cost. Performance shares allocated under this plan vest subject to satisfaction of certain performance and service criteria and are held in escrow to be released when both criteria have been met.

No performance shares have been issued since 2014, and all of the performance shares previously allocated to directors, officers and employees are fully vested. The Company has 2.0 million unallocated performance shares outstanding at December 31, 2022 ( December 31, 2021 - 2.0 million).

Long-term retention program

On June 10, 2016, the Company advanced loans totaling $7.4 million to participating officers and employees on a limited recourse basis by a pledge of common shares of the Company owned by the officers and employees. During the period ended December 31, 2022, no loan principal was settled (year ended December 31, 2021 - $0.5 million, and year ended December 31, 2020 - $0.3 million). The total value of the loans outstanding as of December 31, 2022 were $5.8 million (December 31, 2021 - $5.8 million).

Upon the close of the business combination agreement with DCRD on February 23, 2023, the loans under the long-term retention program were terminated.

Share-based compensation expense

The total fair value associated with share options and RSUs is recognized over the service period using cliff or graded vesting, resulting in share-based compensation expense as outlined in the following table:

For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Share-based compensation payments	14,157	18,658	8,352
Capitalized to developed and producing assets	(4,113)	(4,619)	(1,197)
Share-based compensation expense	10,044	14,039	7,155